EQUITY INCENTIVES (Tables)	12 Months Ended
Dec. 31, 2015
EQUITY INCENTIVES
Assumptions used in the valuation of stock options and stock appreciation rights

For the Year Ended December 31:	2015	2014	2013
Expected Life *	3.5 to 6.0 years	3.5 to 6.0 years	3.5 to 6.0 years
Interest Rate+	0.36% to 1.37%	0.58% to 1.37%	0.36% to 1.37%
Volatility **+	62.04% to 85.97%	70.31% to 92.76%	62.04% to 87.82%
Dividend Yields	—	—	—
Weighted Average Fair Value of Stock Appreciation Rights Granted During the Year	$—	$—	$2.74

*   The expected life is the number of years that the Company estimates, based upon history, that options or SARs will be outstanding prior to exercise or forfeiture.

** The Company’s estimates of expected volatility are principally based on the historic volatility of the Company’s common stock over the most recent period commensurate with the estimated expected life of the Company’s stock options and other relevant factors.

+   The interest rate and volatility used by the Company in calculating stock compensation expense represent the values in effect at the date of grant for all awards.

Schedule Of Share Based Compensation Activity

	Stock Options		SARs		Stock Awards
	Weighted		Weighted	Number	Weighted
	Average		Average	of Shares	Average
	Exercise	Number of Shares	Strike	Under	Grant	Number of
	Price	Under Option	Price	Option	Price	Shares
Balance at January 1, 2015	$7.25	271,112	$2.76	1,923,144	$2.73	1,723,328
Awards Granted	—	—	—	—	0.49	1,660,000
Awards Exercised or Earned	—	—	—	—	1.38	(1,590,643)
Awards Forfeited	6.40	(150,000)	2.73	(288,476)	3.26	(134,012)
Awards Expired	8.26	(76,110)	1.36	(232,482)	—	—
Balance at December 31, 2015	$8.36	45,002	2.93	1,402,186	1.73	1,658,673

Exercisable at December 31, 2015	$8.36	45,002	2.07	343,750

Schedule of Nonvested Share Activity

	Stock Options		SARs		Stock Awards
	Weighted		Weighted	Number	Weighted
	Average		Average	of Shares	Average
	Fair	Number of Shares	Fair	Under	Fair	Number of
	Value	Under Option	Value	Option	Value	Shares
Balance at January 1, 2015	$6.40	150,000	$3.14	1,369,758	$2.73	1,723,328
Awards Granted	—	—	—	—	0.49	1,660,000
Awards Vested or Earned	—	—	2.14	(22,846)	1.38	(1,590,643)
Awards Forfeited	6.40	(150,000)	2.73	(288,476)	3.26	(134,012)
Balance at December 31, 2015	$—	—	3.21	1,058,436	1.73	1,658,673

Schedule of Employee Service Share-based Compensation, Allocation of Recognized Period Costs

Summary of Compensation Cost Recognized and
Capitalized related to Equity Incentives for the
Year Ended December 31 (in thousands):	2015	2014	2013
Stock Options*	$(431)	$—	$—
SARs
Performance based	(136)	382	417
Vesting over time	5	34	146
Stock Awards:
Performance based*	454	1,160	810
Vesting over time	119	450	933
Board of Directors and Secretary	104	135	601
Total	$115	$2,161	$2,907
Included in:
Capitalized as Development	155	443	1,078
Expensed	(40)	1,718	1,829
	$115	$2,161	$2,907

*The Company recorded significant forfeitures during 2014 and 2015 related to unvested options of terminated employees and performance-based restricted shares forfeited as a result of the failure to achieve certain associated milestones required for vesting.